UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

August 1, 2017 to August 31, 2017.

Commission File Number of issuing entity: 333-218098-01

Central Index Key Number of issuing entity: 0001174821

CHASE ISSUANCE TRUST

(Issuing Entity of the Notes)

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-218098

Central Index Key Number of depositor: 0001658982

CHASE CARD FUNDING LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0000869090

CHASE BANK USA, NATIONAL ASSOCIATION

(Exact name of sponsor as specified in its charter)

Patricia M. Garvey

Chase Card Funding LLC

201 North Walnut Street

Wilmington, Delaware 19801

302-282-6545

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation

or organization of the issuing entity)

N.A.

(I.R.S. Employer Identification No. of the issuing entity)

N.A.

(I.R.S. Employer Identification No. of the depositor)

22-2382028

(I.R.S. Employer Identification No. of the sponsor)

CHASE ISSUANCE TRUST c/o Chase Card Funding LLC 201 North Walnut Street Wilmington, Delaware	19801
(Address of principal executive offices of the issuing entity)	(Zip Code)

(302) 282-6545

(Telephone number, including area code)

N.A.

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
CHASEseries Class A Notes	☐	☐	☒

CHASEseries Class B Notes	☐	☐	☒

CHASEseries Class C Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐.

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The information required by Items 1121(a) and 1121(b) of Regulation AB is provided in the distribution reports attached hereto as Exhibits 99.1, 99.2, and 99.3.

With respect to the information required by Item 1121(c) of Regulation AB, Chase Bank USA, National Association (CIK number 0000869090) has no repurchase activity to report for the monthly distribution period from August 1, 2017 to August 31, 2017 (the “Monthly Distribution Period”) for Chase Issuance Trust.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

The most current information or update to this item, as of the end of the Monthly Distribution Period to which this report relates, was previously reported by Chase Issuance Trust (CIK number 0001174821, SEC File Number 333-218098-01). See Prospectus dated August 1, 2017, filed on August 1, 2017.

Item 7. Change in Sponsor Interest in the Securities.

The information required by Item 1124 of Regulation AB is provided in Item 12 of the distribution report attached hereto as Exhibit 99.2. During the Monthly Distribution Period, Chase Issuance Trust issued $750,000,000 of Class B(2017-1) Notes and $750,000,000 of Class C(2017-1) Notes, which were retained by Chase Card Funding LLC. These issuances were offset by maturities of $75,000,000 of Class B(2010-3) Notes and $75,000,000 of Class C(2010-3) Notes during the Monthly Distribution Period.

Item 10. Exhibits.

Exhibit No.	Description
99.1	Monthly Information Officer’s Certificate

99.2	Asset Pool One Monthly Servicer’s Certificate

99.3	CHASEseries Monthly Noteholders’ Statement

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CHASE ISSUANCE TRUST
(Issuing entity)
Date: September 15, 2017	By:	CHASE BANK USA, NATIONAL ASSOCIATION,
as Servicer
/s/ Patricia Garvey
Name: Patricia Garvey
Title: Executive Director